Cover Page Statement	May 19, 2020
Cover [Abstract]
Entity Incorporation, State or Country Code	DE
Entity Emerging Growth Company	false
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000899866
Pre-commencement Tender Offer	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Written Communications	false
Entity Address, Address Line One	121 Seaport Boulevard
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
Document Period End Date	May 19, 2020
City Area Code	475
Entity Registrant Name	ALEXION PHARMACEUTICALS, INC.
Entity Tax Identification Number	13-3648318
Local Phone Number	230-2596
Trading Symbol	ALXN
Security Exchange Name	NASDAQ
Entity File Number	000-27756
Title of 12(g) Security	Common Stock, par value $0.0001 per share